Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity
NOTE 8 — STOCKHOLDERS' EQUITY

Organizational Transactions

Immediately prior to the IPO, Carvana Co. amended and restated its certificate of incorporation to, among other things authorize (i) 50.0 million shares of Preferred Stock, par value $0.01 per share, (ii) 500.0 million shares of Class A common stock, par value $0.001 per share, and (iii) 125.0 million shares of Class B common stock, par value $0.001 per share. On December 5, 2017, Carvana Co. amended and restated its certificate of incorporation to authorize 100,000 shares of Convertible Preferred Stock, with an initial stated value of $1,000 per share and a par value of $0.01 per share. Each share of Class A common stock generally entitles its holder to one vote on all matters to be voted on by stockholders. Each share of Class B common stock held by the Garcia Parties generally entitles its holder to ten votes on all matters to be voted on by stockholders, for so long as the Garcia Parties maintain direct or indirect beneficial ownership of at least 25% of the outstanding shares of Carvana Co.'s Class A common stock determined on an as-exchanged basis assuming that all of the Class A Units and Class B common stock were exchanged for Class A common stock. All other shares of Class B common stock generally entitle their holders to one vote per share on all matters to be voted on by stockholders. Holders of Class B common stock are not entitled to receive dividends and would not be entitled to receive any distributions upon the liquidation, dissolution or winding down of the Company. Holders of Class A and Class B common stock vote together as a single class on all matters presented to stockholders for their vote or approval, except as otherwise required by applicable law.

As described in Note 1 — Business Organization, Carvana Group amended and restated its LLC Agreement to, among other things, provide for two classes of common ownership interests in Carvana Group. Carvana Group’s two remaining classes of membership interests are Class A Units and Class B Units. Carvana Co. is required to, at all times, maintain (i) a four-to-five ratio between the number of shares of Class A common stock issued by Carvana Co. and the number of Class A Units owned by Carvana Co. (subject to certain exceptions for treasury shares and shares underlying certain convertible or exchangeable securities and subject to adjustment as set forth in the exchange agreement (the "Exchange Agreement") further discussed below, and taking into account Carvana Sub’s 0.1% ownership interest in Carvana, LLC) and (ii) a four-to-five ratio between the number of shares of Class B common stock owned by the Existing LLC Unitholders and the number of Class A Units owned by the Existing LLC Unitholders. The Company may issue shares of Class B common stock only to the extent necessary to maintain these ratios. Shares of Class B common stock are transferable only together with an equal number of LLC Units if Carvana Co., at the election of an Existing LLC Unitholder, exchanges LLC Units for shares of Class A common stock.

As part of the Organizational Transactions, Carvana Co. issued approximately 117.2 million shares of Class B common stock to holders of Class A Units on a four-to-five basis with the number of Class A Units they owned.

As of December 31, 2017, there were approximately 165.8 million and 6.0 million Class A Units and Class B Units (as adjusted for the participation thresholds), respectively, issued and outstanding. As discussed in Note 10 — Equity-Based Compensation, Class B Units were issued under the Company’s LLC Equity Incentive Plan through the completion of the IPO (the “LLC Equity Incentive Plan”) and are subject to a participation threshold and are earned over the requisite service period.

Initial Public Offering

As described in Note 1 — Business Organization, on May 3, 2017, Carvana Co. completed its IPO of 15.0 million shares of Class A common stock at a public offering price of $15.00 per share. Carvana Co. received approximately $205.8 million in proceeds, net of underwriting discounts and commissions and offering expenses. Carvana Co. used the proceeds to purchase approximately 18.8 million newly-issued membership interests of Carvana Group at a price per unit equal to 0.8 times the initial public offering price less underwriting discounts and commissions. In connection with the IPO, Carvana Co. transferred approximately 0.2 million Class A Units to Ernest Garcia, II in exchange for his 0.1% ownership interest in Carvana, LLC, a majority-owned subsidiary of Carvana Group. After the transfer Carvana Co. owned approximately 18.6 million Class A Units.

The Company incurred approximately $4.9 million of legal, accounting, printing and other professional fees directly related to the IPO, including $1.3 million incurred during 2016, of which $0.4 million were paid during 2016. Upon completion of the IPO, the total costs incurred for the IPO were charged against additional paid-in capital.

Exchange Agreement

Carvana Co. and the Existing LLC Unitholders entered into an Exchange Agreement under which each Existing LLC Unitholder (and certain permitted transferees thereof) can receive shares of the Company's Class A common stock in exchange for their LLC Units on a four-to-five conversion ratio, or cash at the option of the Company, subject to conversion ratio adjustments for stock splits, stock dividends, reclassifications and similar transactions and subject to vesting and the respective participation threshold for Class B Units. To the extent such owners also hold Class B common stock, they will be required to deliver to Carvana Co. a number of shares of Class B common stock equal to the number of shares of Class A common stock being exchanged for. Any shares of Class B common stock so delivered will be canceled. The number of exchangeable Class B Units is determined based on the value of Carvana Co.'s Class A common stock and the applicable participation threshold.

During the year ended December 31, 2017, certain Existing LLC Unitholders exchanged 3.3 million LLC Units and 2.6 million shares of Class B common stock for 2.6 million newly-issued shares of Class A common stock. Simultaneously, and in connection with these exchanges, Carvana Co. received 3.3 million LLC Units, increasing its total ownership interest in Carvana Group, and canceled the exchanged shares of Class B common stock.

Subsequent to December 31, 2017, certain Existing LLC Unitholders exchanged 1.7 million LLC Units and 1.3 million shares of Class B common stock for 1.3 million newly-issued shares of Class A common stock. Simultaneously, and in connection with these exchanges, Carvana Co. received 1.7 million LLC Units, increasing its total ownership interest in Carvana Group, and canceled the exchanged shares of Class B common stock.

Class C Redeemable Preferred Units

On July 27, 2015, the Company authorized the issuance of and sold approximately 14.1 million Class C Redeemable Preferred Units to CVAN Holdings, LLC, for approximately $65.0 million. On April 27, 2016, the Company authorized the issuance of and sold approximately 18.3 million Class C Redeemable Preferred Units for approximately $100.0 million to Mr. Garcia. On July 12, 2016, the Company authorized the issuance of and sold approximately 8.6 million Class C Redeemable Preferred Units to CVAN Holdings, LLC, and approximately 1.7 million Class C Redeemable Preferred Units to GV Auto I, LLC for approximately $50.0 million and $9.7 million, respectively. On December 9, 2016, the Company authorized the issuance of and sold approximately 0.5 million Class C Redeemable Preferred Units to the Fidel Family Trust for approximately $2.7 million. The Company recorded the issuance and sale of Class C Redeemable Preferred Units at fair value, net of issuance costs.

In accordance with the Company’s Operating Agreement, the Class C Redeemable Preferred Units accrued a return (the “Class C Return”) at a coupon rate of 12.5% compounding annually on the aggregate amount of capital contributions made with respect to the Class C Redeemable Preferred Units.

On May 3, 2017, the Company closed its IPO at a price such that the Company is no longer liable for the accrued Class C Return, and the outstanding Class C Redeemable Preferred Units converted to Class A Units on a one-to-one basis. As of December 31, 2017, all Class C Redeemable Preferred Units had converted to Class A Units and the related balance became a component of permanent equity on the accompanying consolidated balance sheet.

Convertible Preferred Stock

On December 5, 2017, Carvana Co. sold 100,000 shares of Convertible Preferred Stock for a purchase price of $100.0 million and net proceeds of approximately $98.5 million, which it used to purchase 100,000 Convertible Preferred Units of Carvana Group at a price per unit equal to the initial stated value of the Convertible Preferred Stock less issuance costs. The Convertible Preferred Stock has a par value of $0.01 per share and a liquidation value of $1,000 per share.

At the holder's request beginning on January 29, 2018, any or all shares of the Convertible Preferred Stock are convertible into shares of Class A common stock at an initial conversion rate of 50.78 shares of Class A common stock per share of Convertible Preferred Stock. On or after December 5, 2018, the Company will have the option to cause all Convertible Preferred Shares to be converted into shares of Class A common stock or cash, at the Company's election, if the 10-day volume-weighted average price equals or exceeds 150% of the conversion price as set forth in the agreement. In the event Carvana Co. issues any shares of Class A common stock upon conversion of any shares of Convertible Preferred Stock or in connection with any Class A Preferred Stock Change of Control Repurchase, a corresponding number of Convertible Preferred Units shall be cancelled and cease to be outstanding, and Carvana Group will issue Class A Units to Carvana Co. on a four-to-five ratio between the number of shares of Class A common stock issued by Carvana Co. to the holders of the Convertible Preferred Stock and the number of Class A Units issued.

The initial conversion price was $19.6945, which was calculated based on a 20.0% premium to the volume weighted average price for Class A common stock during the 5 trading days immediately preceding December 4, 2017. As a result of the increase in the share price following announcement of the transaction, the share price of Class A common stock exceeded the conversion price on the commitment date and resulted in a beneficial conversion feature ("BCF") of approximately $2.6 million. The BCF was originally recorded as a reduction of the Convertible Preferred Stock with an offset to additional paid-in capital. The BCF accretes as a deemed dividend through January 29, 2018, the first available conversion date, increasing the carrying value of the Convertible Preferred Stock with an offsetting charge to additional paid-in capital. During the year ended December 31, 2017, the Company recorded approximately $1.2 million in accretion related to the BCF. The carrying value of the Convertible Preferred Stock was approximately $97.1 million as of December 31, 2017.

Upon a change of control, as defined in the agreement, each holder of Convertible Preferred Stock has the option to require the Company (or its successor) to purchase, any or all of its Convertible Preferred Stock at a purchase price per share, payable at the Company’s option in any combination of cash or shares of Class A common stock, of 101% of the liquidation preference, plus all accumulated dividends.

Holders of the Convertible Preferred Stock have no voting rights. The Convertible Preferred Stock ranks senior, as to payment of dividends and distributions of assets upon the liquidation, dissolution or winding up of Company, to the Company’s common stock and any shares of capital stock of the Company not expressly ranking senior to or pari passu with the Convertible Preferred Stock, and junior to all shares of capital stock of the Company issued in the future, if the terms of which expressly provide that such shares will rank senior to the Convertible Preferred Stock.

The Convertible Preferred Stock accrues dividends at 5.50% of the liquidation preference of $1,000 per share. The dividends are payable in cash quarterly commencing March 15, 2018 so long as the Company has funds legally available and the Board declares a cash dividend payable. The Company may not declare dividends on shares of its common stock or purchase or redeem shares of its common stock, unless all accumulated and unpaid dividends on the Convertible Preferred Stock have been paid in full or a sum for such amounts has been set aside for payment. As the Company declares and pays dividends on the Convertible Preferred Stock, Carvana Group will make distributions to Carvana Co. in respect of the Convertible Preferred Units in an amount equal to the related Convertible Preferred Stock dividend amount and any corresponding tax payments.